CONTRIBUTED EQUITY, Movements in Issued Capital (Details)	12 Months Ended
	Jun. 30, 2024 USD ($) Vote Shareholder shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2024 AUD ($)
Movements in Issued Capital [Abstract]
Opening balance | $	$ 58,764,248
Issue of shares - share placement | $	45,740,157	$ 29,637,300	$ 17,604,000
Issue of shares - exercise of options | $	2,591,565	284,645	2,261,225
Issue of shares - conversion of RSUs | $	0	0
Issue of shares - conversion of rights | $	0	0
Issue of shares to consultants | $	0	0
Share issue costs | $	(1,333,236)	(1,511,182)	(430,805)
Closing balance | $	$ 112,959,638	58,764,248
Contributed Equity [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	193,493,973
Opening balance | $	$ 58,764,248	29,782,268
Issue of shares - share placement | $	45,740,157	29,637,300	17,604,000
Issue of shares - exercise of options | $	4,335,005	477,156	2,353,704
Issue of shares - conversion of RSUs | $	225,734	167,487
Issue of shares - conversion of rights | $	2,757,730	216,007
Issue of shares - conversion of performance rights | $		216,007
Issue of shares to consultants | $	470,000	350,000
Issue of shares to Blacksand in lieu of cash | $	2,000,000
Share issue costs | $	$ (1,333,236)	$ (1,865,970)	(430,805)
Closing balance (in shares)	257,244,759	193,493,973
Closing balance | $	$ 112,959,638	$ 58,764,248	$ 29,782,268
Meetings of Members [Abstract]
Quorum number of shareholders | Shareholder	2
Voting [Abstract]
Number of votes for each eligible voter present | Vote	1
Number of votes eligible for each fully paid share | Vote	1
Changes to the Constitution [Abstract]
Minimum percentage of present meeting members required to amend Company Constitution	75.00%
Minimum written notice required to propose special resolution	28 days
Performance Shares [Abstract]
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)	60
Contributed Equity [Member] | Bottom of Range [Member]
Performance Shares [Abstract]
Net present value of assets | $				$ 200,000,000
Contributed Equity [Member] | Ordinary Shares [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	193,493,973	140,288,491
Issue of shares - share placement (in shares)	43,476,381	50,000,000
Issue of shares - exercise of options (in shares)	11,231,823	2,102,363
Issue of shares - conversion of RSUs (in shares)	341,461	200,001
Issue of shares - conversion of rights (in shares)	5,140,420
Issue of shares - conversion of performance rights (in shares)		215,495
Issue of shares to consultants (in shares)	554,538	687,623
Issue of shares to Blacksand in lieu of cash (in shares)	3,006,163
Closing balance (in shares)	257,244,759	193,493,973	140,288,491
Contributed Equity [Member] | Performance Shares [Member]
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)	39,600,000
Contributed Equity [Member] | Class A [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placement (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Issue of shares - conversion of RSUs (in shares)	0	0
Issue of shares - conversion of rights (in shares)	0
Issue of shares - conversion of performance rights (in shares)		0
Closing balance (in shares)	19,800,000	19,800,000	19,800,000
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)	19,800,000
Number of ordinary shares to be converted from each performance share (in shares)	1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)	30
Contributed Equity [Member] | Class B [Member]
Movements in Issued Capital [Abstract]
Opening balance (in shares)	19,800,000	19,800,000
Issue of shares - share placement (in shares)	0	0
Issue of shares - exercise of options (in shares)	0	0
Issue of shares - conversion of RSUs (in shares)	0	0
Issue of shares - conversion of rights (in shares)	0
Issue of shares - conversion of performance rights (in shares)		0
Closing balance (in shares)	19,800,000	19,800,000	19,800,000
Performance Shares [Abstract]
Issue of equity through acquisition (in shares)	19,800,000
Number of ordinary shares to be converted from each performance share (in shares)	1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)	30